Condensed Consolidated Interim Statements of Comprehensive Income (Unaudited) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017
Profit or loss [abstract]
Revenues	$ 76,410	$ 66,091	$ 183,156	$ 137,738
Cost of sales
Operating expenses	(52,139)	(44,653)	(107,321)	(85,210)
Royalties	(4,959)	(3,619)	(10,445)	(9,922)
Depreciation and depletion	(21,918)	(12,980)	(44,612)	(25,919)
Impairment reversal (charges)	4,992	(69,735)	4,992	(69,735)
Earnings (loss) from mine operations	2,386	(64,896)	25,770	(53,048)
Exploration expenses	(1,621)	(15,179)	(9,777)	(28,322)
Administrative expenses	(9,023)	(5,975)	(14,454)	(10,669)
Finance income	313	406	630	715
Finance costs	(519)	(486)	(1,038)	(972)
Income (loss) before taxes	(8,464)	(86,130)	1,131	(92,296)
Income tax (expense) recovery	(796)	1,932	(9,878)	(1,033)
Net income (loss)	(9,260)	(84,198)	(8,747)	(93,329)
Net income (loss) and comprehensive income (loss) attributable to:
Nevsun shareholders	(9,367)	(57,863)	(13,869)	(69,437)
Non-controlling interest	107	(26,335)	5,122	(23,892)
[ifrs-full:ProfitLoss]	$ (9,260)	$ (84,198)	$ (8,747)	$ (93,329)
Loss per share attributable to Nevsun shareholders
Basic	$ (0.03)	$ (0.19)	$ (0.05)	$ (0.23)
Diluted	$ (0.03)	$ (0.19)	$ (0.05)	$ (0.23)